Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Gross	$ 13,807	$ 14,454
Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	117	111
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	4,046	4,240
Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	219	197
Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	177	188
Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,563	2,253
Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	362	307
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	7,238	7,074
Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	85	84
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross	14,090	14,727
Gross carrying amount [member] | Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	117	111
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	4,219	4,400
Gross carrying amount [member] | Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	219	197
Gross carrying amount [member] | Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	177	188
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,666	2,359
Gross carrying amount [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	362	307
Gross carrying amount [member] | Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	7,238	7,074
Gross carrying amount [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	92	91
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Gross	(283)	(273)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(173)	(160)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(103)	(106)
Impairment losses [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	$ (7)	$ (7)